Taxation	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure

26.       Taxation

The components of pre-tax income from continuing operations are as follows:

Year to December 31,	2015	2014	2013
	$’M	$’M	$’M
	___________	___________	___________
Ireland	(11.4)	1,472.0	(47.8)
United States	975.8	1,025.9	1,153.3
Rest of the world	421.4	838.3	588.1
	___________	___________	___________
	1,385.8	3,336.2	1,693.6
	___________	___________	___________

The provision for income taxes on continuing operations by location of the taxing jurisdiction for the years to December 31, 2015, 2014 and 2013 consisted of the following:

Year to December 31,	2015	2014	2013
	$’M	$’M	$’M
	__________	__________	__________
Current income taxes:
Ireland	0.8	-	-
US federal tax	191.7	291.8	274.3
US state and local taxes	17.3	25.3	17.9
Rest of the world	17.8	(290.9)	63.4
	__________	__________	__________
Total current taxes	227.6	26.2	355.6
	__________	__________	__________

Deferred taxes:
US federal tax	(151.2)	39.7	23.8
US state and local taxes	(1.7)	(2.9)	(8.3)
Rest of the world	(28.6)	(6.9)	(93.2)
	__________	__________	__________
Total deferred taxes	(181.5)	29.9	(77.7)
	__________	__________	__________
Total income taxes	46.1	56.1	277.9
	__________	__________	__________

The Group has determined the amount of income tax expense or benefit allocable to continuing operations using the incremental approach in accordance with ASC 740-20-45-8. The amount of income tax attributed to discontinued operations is disclosed in Note 8.

The operating results associated with the DERMAGRAFT business have been classified as discontinued operations for all periods presented.

The reconciliation of income from continuing operations before income taxes and equity in earnings/(losses) of equity method investees at the statutory tax rate to the provision for income taxes is shown in the table below:

Year to December 31,	2015	2014	2013
	$’M	$’M	$’M
	___________	___________	___________
Income from continuing operations before income taxes and equity in (losses)/ earnings of equity method investees	1,385.8	3,336.2	1,693.6
	___________	___________	___________
Statutory tax rate(1)	25.0%	25.0%	25.0%

US R&D credit	(7.7%)	(2.5%)	(4.5%)
Intra-group items(2)	(19.5%)	(6.3%)	(9.2%)
Other permanent items	2.0%	0.7%	(0.7%)
Change in valuation allowance	1.0%	0.8%	0.9%
Difference in taxation rates	7.3%	3.4%	7.8%
Change in provisions for uncertain tax positions	(0.4%)	0.2%	3.8%
Prior year adjustment	(1.6%)	0.1%	(3.4%)
Change in fair value of contingent consideration	(3.8%)	0.3%	(3.6%)
Change in tax rates	0.9%	0.5%	(0.2%)
Receipt of break fee	0.0%	(12.3%)	0.0%
Settlement with Canadian revenue authorities	0.0%	(7.0%)	0.0%
Other	0.1%	(1.2%)	0.5%
	___________	___________	___________
Provision for income taxes on continuing operations	3.3%	1.7%	16.4%
	___________	___________	___________

(1) In addition to being subject to the Irish corporation tax rate of 25%, in 2015 the Company is also subject to income tax in other territories in which the Company operates, including: Canada (15%); France (33.3%); Germany (15%); Italy (27.5%); Luxembourg (21.0%); the Netherlands (25%); Belgium (33.99%); Spain (28%); Sweden (22%); Switzerland (8.5%); United Kingdom (20%) and the US (35%). The rates quoted represent the statutory federal income tax rates in each territory, and do not include any state taxes or equivalents or surtaxes or other taxes charged in individual territories, and do not purport to represent the effective tax rate for the Company in each territory.

(2) Intra-group items principally relate to the effect of inter-company dividends and other intra-territory eliminations, the pre-tax effect of which has been eliminated in arriving at the Company's consolidated income from continuing operations before income taxes, noncontrolling interests and equity in earnings/(losses) of equity method investees.

Provisions for uncertain tax positions

The Company files income tax returns in the Republic of Ireland, the US (both federal and state) and various other jurisdictions (see footnote (1) to the table above for major jurisdictions). With few exceptions, the Company is no longer subject to income tax examinations by tax authorities for years before 2008. Tax authorities in various jurisdictions are in the process of auditing the Company's tax returns for fiscal periods from 2008, but primarily periods after 2010; these tax audits cover primarily transfer pricing.

In respect of the receipt of the break fee from AbbVie in 2014, the Company has obtained advice that the break fee should not be taxable in Ireland. The Company has therefore concluded that no tax liability should arise and did not recognize a tax charge in the income statement in 2014. The relevant tax return was submitted on September 23, 2015.

While tax audits remain open, the Company also considers it reasonably possible that issues may be raised by tax authorities resulting in increases to the balance of unrecognized tax benefits, however, an estimate of such an increase cannot be made.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2015	2014	2013
	$’M	$’M	$’M
	___________	___________	___________
Balance at January 1	207.8	355.2	278.7
Increases based on tax positions related to the current year	27.0	20.3	56.8
Decreases based on tax positions taken in the current year	-	-	(0.5)
Increases for tax positions taken in prior years	21.8	64.2	34.5
Decreases for tax positions taken in prior years	(30.6)	(211.0)	(0.8)
Decreases resulting from settlements with the taxing authorities	(1.2)	(9.4)	-
Decreases as a result of expiration of the statute of limitations	(4.4)	(0.6)	(0.6)
Foreign currency translation adjustments(1)	(4.1)	(10.9)	(12.9)
	___________	___________	___________
Balance at December 31(2)	216.3	207.8	355.2
	___________	___________	___________

(1) Recognized within Other Comprehensive Income

(2) Approximately $207m (2014: $181m, 2013: $355m) of which would affect the effective rate if recognized.

The Company considers it reasonably possible that certain audits currently being conducted could be concluded in the next 12 months, and as a result the total amount of unrecognized tax benefits recorded at December 31, 2015 could decrease by up to approximately $60 million. As at the balance sheet date, the Company believes that its reserves for uncertain tax positions are adequate to cover the resolution of these audits. However, the resolution of these audits could have a significant impact on the financial statements if the settlement differs from the amount reserved.

The Company recognizes interest and penalties accrued related to unrecognized tax positions within income taxes. During the years ended December 31, 2015, 2014 and 2013, the Company recognized a charge / (credit) to income taxes of $0.8m, $(103.1) million and $0.4 million in interest and penalties and the Company had a liability of $26.5 million, $25.8 million and $112.2 million for the payment of interest and penalties accrued at December 31, 2015, 2014 and 2013 respectively.

Deferred taxes

The significant components of deferred tax assets and liabilities and their balance sheet classifications, as at December 31, are as follows:

	December 31,	December 31,
	2015	2014
	$’M	$’M
	____________	____________
Deferred tax assets:
Deferred revenue	2.4	3.2
Inventory & warranty provisions	25.8	28.8
Losses carried forward (including tax credits)[1]	980.3	686.3
Provisions for sales deductions and doubtful accounts	178.0	166.7
Intangible assets	5.9	5.8
Share-based compensation	40.6	29.5
Excess of tax value over book value of assets	0.6	13.4
Accruals and provisions	130.4	55.7
Other	19.3	14.0
	____________	____________
Gross deferred tax assets	1,383.3	1,003.4
Less: valuation allowance	(416.1)	(324.7)
	____________	____________
	967.2	678.7
Deferred tax liabilities:
Intangible assets	(2,850.6)	(1,196.5)
Excess of book value over tax value of assets and investments	(153.9)	(231.8)
Other	(47.6)	(4.2)
	____________	____________
Net deferred tax liabilities	(2,084.9)	(753.8)
	____________	____________

Balance sheet classifications:
Deferred tax assets - current	-	344.7
Deferred tax assets - non-current	121.0	112.1
Deferred tax liabilities - non-current	(2,205.9)	(1,210.6)
	____________	____________
	(2,084.9)	(753.8)
	____________	____________

  Excluding $30.4 million of deferred tax assets at December 31, 2015 (2014: $24.6 million), related to net operating losses that result from excess stock based compensation and for which any benefit realized will be recorded to stockholders' equity.

At December 31, 2015, the Company had a valuation allowance of $416.1 million (2014: $324.7 million) to reduce its deferred tax assets to estimated realizable value. These valuation allowances related primarily to operating loss, capital loss and tax-credit carry-forwards in Switzerland (2015: $131.5 million; 2014: $62.3 million); US (2015: $125.9 million; 2014: $77.5 million); Ireland (2015: $22.2 million; 2014: $75.2 million); and other foreign tax jurisdictions (2015 $136.5 million; 2014: $109.7 million).

Management is required to exercise judgment in determining whether deferred tax assets will more likely than not be realized. A valuation allowance is established where there is an expectation that on the balance of probabilities management considers it is more likely than not that the relevant deferred tax assets will not be realized. In assessing the need for a valuation allowance, management weighs all available positive and negative evidence including cumulative losses in recent years, projections of future taxable income, carry forward and carry back potential under relevant tax law, expiration period of tax attributes, taxable temporary differences, and prudent and feasible tax-planning strategies.

The net increase in valuation allowances of $91.4 million includes (i) increases of $180.4 million relating to operating losses and capital losses primarily acquired with NPS Pharma ($98.9 million) and losses in various jurisdictions ($81.5 million) for which management considers that there is insufficient positive evidence in respect of the factors described above to overcome negative evidence, such as cumulative losses and expiration periods and therefore it is more likely than not that the relevant deferred tax assets will not be realized in full, and ii) decreases of $89 million primarily in respect of Irish tax losses, which based on the assessment of factors described above now provides sufficient positive evidence to support the losses are more likely than not to be realized.

At December 31, 2015, based upon a consideration of the factors described above management believes it is more likely than not that the Company will realize the benefits of these deductible differences, net of the valuation allowances. However, the amount of the deferred tax asset considered realizable could be adjusted in the future if these factors are revised in future periods.

During the period, the Company adopted ASU No.2015-17 which requires that all deferred tax liabilities and deferred tax assets be presented as non-current in the classified balance sheet (ASU 740-10-45-4) for the purpose of simplifying the balance sheet presentation. In accordance with the permitted transition guidance, this new guidance has been applied prospectively in 2015 and the prior year balance sheet classification of deferred taxes has not been adjusted.

The approximate tax effect of NOLs, capital losses and tax credit carry-forwards as at December 31, are as follows:

	2015	2014
	$’M	$’M
	____________	____________
US federal tax	149.3	38.7
US state tax	77.2	82.8
Republic of Ireland	61.2	75.2
Foreign tax jurisdictions	434.9	351.8
R&D and other tax credits	257.7	137.8
	____________	____________
	980.3	686.3
	____________	____________

The approximate gross value of net operating losses (“NOLs”) and capital losses at 31 December 2015 is $5,562.3 million (2014: $3,313.0 million). The tax effected NOLs, capital losses and tax credit carry-forwards shown above have the following expiration dates:

December 31,
2015
$’M
___________
Within 1 year	0.2
Within 3 to 4 years	41.3
Within 4 to 5 years	12.2
Within 5 to 6 years	12.7
After 6 years	521.8
Indefinitely	392.1

The Company does not provide for deferred taxes on the excess of the financial reporting over the tax basis in our investments in foreign subsidiaries that are essentially permanent in duration. At December 31, 2015, that excess totalled $11.3 billion (2014: $8.1 billion). The determination of the additional deferred taxes that have not been provided is not practicable